Combined Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Income Statement [Abstract]
License revenue	$ 64,286	$ 37,500	$ 58,929	$ 50,000
Product and service revenue	15,460
Total revenue	79,746	37,500	58,929	50,000
Expenses
Research and development	2,418,125	2,640,525	3,933,619	2,753,053
Research and development - related party (Note 8)	155,994	71,589	125,587	2,917
General and administrative	2,986,597	1,715,001	2,346,557	1,048,066
Total operating expenses	5,560,716	4,427,115	6,405,763	3,804,036
Interest (expense) income	(110,900)	(11,662)	(45,553)	219
Net loss, before income tax	(5,591,870)	(4,401,277)	(6,392,387)	(3,753,817)
Deferred income tax (benefit)	(23,910)	(549,158)	(813,697)	(911,305)
Net loss	$ (5,567,960)	$ (3,852,119)	$ (5,578,690)	$ (2,842,512)
Weighted average number of Aytu common shares outstanding	7,901,426	6,633,317	6,949,476	2,150,351
Basic and diluted Aytu net loss per common share	$ (0.70)	$ (0.58)	$ (0.80)	$ (1.32)